CORRECTION OF ERROR IN PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Summary impacts of the adjustments on previously reported consolidated statements of cash flows (Details) - USD ($)		3 Months Ended	12 Months Ended
	Jul. 28, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss			$ (32,964,696)	$ (43,300,506)
Adjustments to Reconcile Net Loss to Net Cash Used in Operating Activities:
Deferred Tax (Benefit)			(11,538,095)	(145,293)
Bad Debt Expense			787,299	3,286,494
Interest Capitalized to Notes Payable				1,427,522
Interest Income Capitalized to Principal Balance				(64,085)
Depreciation and Amortization			12,301,466	4,767,396
Loss on Equity Method Investments	$ (745,072)		2,006,639	1,089,047
Impairment Expense - Investments		$ 817,875		817,875
Impairment Expense - Goodwill			5,850,772
Loss on Disposition of Subsidiary				6,090,337
Loss on Extinguishment of Debt			489,647
Non-Cash Operating Lease Costs			844,995	730,881
Accretion of Debt Discount and Loan Origination Fees			1,521,638	953,549
Loss (Gain) on Change in Fair Value of Derivative Liabilities			29,863	(825,000)
(Gain) on Change in Fair Value of Contingent Liabilities and Shares Payable			(28,868,949)	(4,031,634)
Share-Based Compensation			12,755,681	8,709,913
Changes in Operating Assets and Liabilities:
Accounts Receivable			(1,578,992)	2,611,732
Prepaid Expenses and Other Current Assets			(1,566,054)	(2,915,401)
Inventory			(674,275)	681,720
Other Assets			(2,284,841)	(1,881,146)
Accounts Payable and Accrued Liabilities			473,073	2,964,345
Interest Payments on Finance Leases			(14,577)
Income Taxes Payable			1,993,543	(1,140,325)
Operating Lease Liabilities			(812,338)	(712,358)
Other Non-Current Liabilities			463,648	599,688
NET CASH USED IN OPERATING ACTIVITIES			(40,784,553)	(20,285,249)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of Property and Equipment			(27,765,732)	(108,495,825)
Issuance of Note Receivable			(6,717,100)	(2,274,167)
Contributions to Equity Method Investments			(513,343)	(787,502)
Distributions Received from Equity Method Investments			3,001,871	340,780
Cash Acquired in Business Acquisition, Net of Cash Paid			2,793,631	(284,028)
NET CASH USED IN INVESTING ACTIVITIES			(29,200,673)	(111,500,742)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the Issuance of Notes Payable, Third Parties and Related Parties			9,421,000	58,209,714
Proceeds from the Issuance of Preferred Shares			31,957,950
Payment on Finance Lease			(20,215)
Redemption of Preferred Shares			(772,718)
Payments on Notes Payable, Third Parties and Related Parties			(9,887,672)	(954,092)
Cash Received Upon Issuance of Equity			303,694	125,859,372
Contributions			3,060,000
Distributions to Preferred Shareholders			(4,000,142)	(1,797,423)
NET CASH PROVIDED BY FINANCING ACTIVITIES			30,061,897	181,317,571
NET (DECREASE) INCREASE IN CASH, RESTRICTED CASH AND CASH EQUIVALENTS			(39,923,329)	49,531,580
Cash, Restricted Cash and Cash Equivalents, Beginning of Year			54,066,831	4,535,251
CASH, RESTRICTED CASH AND CASH EQUIVALENTS, END OF YEAR		54,066,831	14,143,502	54,066,831
Previously Reported
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss			(35,596,567)	(44,365,586)
Adjustments to Reconcile Net Loss to Net Cash Used in Operating Activities:
Deferred Tax (Benefit)			(2,620,697)	(89,768)
Bad Debt Expense			969,501	3,286,494
Interest Capitalized to Notes Payable				1,427,522
Interest Income Capitalized to Principal Balance				(64,085)
Depreciation and Amortization			12,301,466	4,767,396
Loss on Equity Method Investments			2,006,639	1,089,047
Impairment Expense - Investments				817,875
Loss on Disposition of Subsidiary				6,090,337
Loss on Extinguishment of Debt			489,647
Non-Cash Operating Lease Costs			32,657	18,523
Accretion of Debt Discount and Loan Origination Fees			1,521,638	953,549
Loss (Gain) on Change in Fair Value of Derivative Liabilities			29,863	(825,000)
(Gain) on Change in Fair Value of Contingent Liabilities and Shares Payable			(28,868,949)	(4,031,634)
Share-Based Compensation			12,755,681	8,709,913
Changes in Operating Assets and Liabilities:
Accounts Receivable			(2,013,793)	2,182,335
Prepaid Expenses and Other Current Assets			(2,157,037)	(2,915,401)
Inventory			(1,536,213)	612,989
Other Assets			(1,243,174)	(1,881,146)
Accounts Payable and Accrued Liabilities			559,501	3,242,190
Interest Payments on Finance Leases			(14,577)
Income Taxes Payable			712,507	89,514
Other Non-Current Liabilities			1,867,139	599,687
NET CASH USED IN OPERATING ACTIVITIES			(40,804,768)	(20,285,249)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of Property and Equipment			(27,765,732)	(108,495,825)
Issuance of Note Receivable			(6,717,100)	(2,274,167)
Contributions to Equity Method Investments			(513,343)	(787,502)
Distributions Received from Equity Method Investments			3,001,871	340,780
Cash Acquired in Business Acquisition, Net of Cash Paid			2,793,631	(284,028)
NET CASH USED IN INVESTING ACTIVITIES			(29,200,673)	(111,500,742)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the Issuance of Notes Payable, Third Parties and Related Parties			9,421,000	58,209,714
Proceeds from the Issuance of Preferred Shares			31,957,950
Redemption of Preferred Shares			(772,718)
Payments on Notes Payable, Third Parties and Related Parties			(9,887,672)	(954,092)
Cash Received Upon Issuance of Equity			303,694	125,859,372
Contributions			3,060,000
Distributions to Preferred Shareholders			(4,000,142)	(1,797,423)
NET CASH PROVIDED BY FINANCING ACTIVITIES			30,082,112	181,317,571
NET (DECREASE) INCREASE IN CASH, RESTRICTED CASH AND CASH EQUIVALENTS			(39,923,329)	49,531,580
Cash, Restricted Cash and Cash Equivalents, Beginning of Year			54,066,831	4,535,251
CASH, RESTRICTED CASH AND CASH EQUIVALENTS, END OF YEAR		$ 54,066,831	14,143,502	54,066,831
Reclassifications
Adjustments to Reconcile Net Loss to Net Cash Used in Operating Activities:
Non-Cash Operating Lease Costs			812,338	712,358
Changes in Operating Assets and Liabilities:
Prepaid Expenses and Other Current Assets			590,983
Inventory			450,682
Other Assets			(1,041,665)
Accounts Payable and Accrued Liabilities			20,215
Operating Lease Liabilities			(812,338)	(712,358)
NET CASH USED IN OPERATING ACTIVITIES			20,215
CASH FLOWS FROM FINANCING ACTIVITIES:
Payment on Finance Lease			(20,215)
NET CASH PROVIDED BY FINANCING ACTIVITIES			(20,215)
Adjustment
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss			2,631,871	1,065,080
Adjustments to Reconcile Net Loss to Net Cash Used in Operating Activities:
Deferred Tax (Benefit)			(8,917,398)	(55,525)
Bad Debt Expense			(182,202)
Impairment Expense - Goodwill			5,850,772
Changes in Operating Assets and Liabilities:
Accounts Receivable			434,801	429,397
Inventory			411,256	68,731
Other Assets			(2)
Accounts Payable and Accrued Liabilities			(106,643)	(277,845)
Income Taxes Payable			1,281,036	(1,229,839)
Other Non-Current Liabilities			$ (1,403,491)	$ 1